EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Appropriated retained earnings (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Retained earnings	$ 525,153	$ (4,784,817)
Accumulated withholding tax over dividends	(26,135)	(25,824)
Legal reserve	11,872	11,872
Statutory and voluntary reserves	7,220,883	12,817,186
Retained earnings	$ 7,731,773	$ 8,018,417